Document And Entity Information	May 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2023
Entity Registrant Name	Broadmark Realty Capital Inc.
Entity Central Index Key	0001784797
Entity Emerging Growth Company	false
Securities Act File Number	001-39134
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-2620891
Entity Address, Address Line One	1420 Fifth Avenue, Suite 2000
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(206)
Local Phone Number	971-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BRMK
Security Exchange Name	NYSE